Note 05 - Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income	€ 11,117	€ 11,548	€ 13,749
Trading income (loss)	1,954	2,097	197
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	1,106	276	377
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	79	(40)	(381)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,139	2,332	193
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	14,256	13,880	13,942
Corporate Bank	2,666	2,939	2,718
Investment Bank	6,891	7,193	5,442
FIC Sales & Trading	6,917	6,991	5,696
Remaining Products	(26)	202	(253)
Private Bank	4,847	4,648	4,991
Asset Management	246	(98)	87
Capital Release Unit	(18)	(33)	155
Corporate & Other	(375)	(768)	549
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	€ 14,256	€ 13,880	€ 13,942